Cover	Jun. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2024
Entity File Number	001-36305
Entity Registrant Name	SEMLER SCIENTIFIC, INC.
Entity Central Index Key	0001554859
Entity Tax Identification Number	26-1367393
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2340-2348 Walsh Avenue
Entity Address, Address Line Two	Suite 2344
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95051
City Area Code	877
Local Phone Number	774-4211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SMLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false